Fair Values of Company's Pension Plans Assets (Parenthetical) (Detail) (JPY ¥) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Amount of Employer and Related Party Securities Included in Plan Assets	¥ 565	¥ 1,129
Japanese Plans | Japanese Companies Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	20.00%	50.00%
Japanese Plans | Japanese Government Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	65.00%	75.00%
Japanese Plans | Japanese Government Bond Securities | Total Japanese Government Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	30.00%	30.00%
Japanese Plans | Foreign Government Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	25.00%	15.00%
Japanese Plans | Japanese Municipal Bonds Securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	5.00%	5.00%
Japanese Plans | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	5.00%	5.00%
Foreign Plans | Foreign Corporate Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	80.00%	50.00%
Foreign Plans | Foreign Government Bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	70.00%	70.00%
Foreign Plans | Foreign Government Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	30.00%	40.00%
Foreign Plans | Corporate Bonds
Defined Benefit Plan Disclosure [Line Items]
Plan assets investment allocation	70.00%	60.00%